Loans Held for Investment - Additional Information (Detail) $ in Millions	Mar. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Unamortized premiums on loans held-for-investment	$ 70.3